August 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.
• BlackRock Impact Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2025
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alaska — 2.6%
Alaska Housing Finance Corp., RB, S/F Housing, Series A, VRDN, 2.68%, 09/07/25(a)	$1,200	$ 1,200,000
Arizona — 0.3%
Arizona Industrial Development Authority, RB, 5.25%, 07/01/43(b)	150	142,859
Arkansas — 2.4%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	100	99,780
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,011,666
		1,111,446
California — 10.3%
California Community Choice Financing Authority, RB(c)
5.00%, 05/01/54	1,440	1,538,297
Series C, Sustainability Bonds, 5.00%, 08/01/55	150	159,167
California Infrastructure & Economic Development Bank, RB, 5.00%, 05/15/45	1,000	1,039,034
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)(c)	485	443,781
California School Finance Authority, RB, 5.00%, 08/01/42(b)	125	119,819
California State Public Works Board, RB, Series D, Sustainability Bonds, 4.00%, 05/01/45	1,000	911,986
CSCDA Community Improvement Authority, RB, M/F Housing(b)
3.25%, 04/01/57	250	173,734
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	350	226,121
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56(c)	140	154,968
		4,766,907
Colorado — 4.3%
Colorado Health Facilities Authority, Series D, VRDN, 3.85%, 09/04/25(a)	1,200	1,200,000
Colorado School of Mines, RB, Series A, Sustainability Bonds, (AGM), 5.25%, 12/01/47	290	295,743
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	500	511,308
		2,007,051
Connecticut — 5.2%
Connecticut Housing Finance Authority, RB, S/F Housing, Series B-4, VRDN, (FHLMC, FNMA, GNMA), 2.77%, 09/07/25(a)	1,180	1,180,000
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	180	183,065
State of Connecticut, GO, Series B, Sustainability Bonds, 5.00%, 01/15/42	1,000	1,042,022
		2,405,087
District of Columbia — 2.9%
District of Columbia, RB, Class A, AMT, Sustainability Bonds, 5.50%, 02/28/34	1,000	1,115,984
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	250	218,807
		1,334,791
Florida — 6.6%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	807,957
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB
Series A, 4.00%, 06/15/42	$500	$ 427,944
Series A, 5.00%, 06/15/47	375	345,200
St Lucie County School Board, COP, Series A, (AGM), 5.00%, 07/01/48	1,500	1,497,581
		3,078,682
Illinois — 2.5%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,200	1,167,786
Kentucky — 2.1%
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	983,148
Louisiana — 2.6%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/39	1,000	969,216
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(b)	250	228,733
		1,197,949
Maryland — 1.5%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	715	693,832
Massachusetts — 8.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/50	1,500	1,506,218
Massachusetts Clean Water Trust, RB, Series 26B, Sustainability Bonds, 5.00%, 02/01/45	1,500	1,558,208
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	875,979
		3,940,405
Michigan — 5.1%
Ludington Area School District, GO, Series II, (BAM Q-SBLF), 4.00%, 05/01/51	1,000	847,928
Michigan Finance Authority, RB
4.00%, 02/15/47	500	420,119
Sustainability Bonds, 5.50%, 02/28/57	110	110,337
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.10%, 10/01/53	1,000	996,544
		2,374,928
Minnesota — 1.1%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	500	517,373
New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2022-1, Sustainability Bonds, 4.38%, 09/20/36	719	697,420
New Jersey — 0.3%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	115	119,337
New York — 17.8%
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	245	243,783
Series A, 5.13%, 07/01/33	175	191,827
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.00%, 11/15/49	1,000	965,762
Nassau County Local Economic Assistance Corp., RB, Series A, 5.00%, 07/01/43	1,000	1,008,024
New York City Housing Development Corp., RB, M/F Housing
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,000	950,350

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Housing Development Corp., RB, M/F Housing (continued)
Series A, Sustainability Bonds, 4.60%, 11/01/43	$225	$ 216,285
New York City Municipal Water Finance Authority, RB, Series BB, VRDN, 4.00%, 09/04/25(a)	1,200	1,200,000
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/42	1,000	938,202
New York State Housing Finance Agency, RB, M/F Housing, Seires A, Sustainability Bonds, (SONYMA HUD SECT 8), 3.80%, 11/01/62(c)	735	735,021
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	500	510,233
AMT, Sustainability Bonds, 5.25%, 06/30/49	550	525,913
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	810	794,294
		8,279,694
Ohio — 2.6%
Ohio Water Development Authority Water Pollution Control Loan Fund, Series C, VRDN, 3.90%, 09/04/25(a)	1,200	1,200,000
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	410	422,057
Pennsylvania — 4.9%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	1,000	1,032,507
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/48	225	226,585
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	1,000	1,028,435
		2,287,527
Texas — 10.2%
Arlington Higher Education Finance Corp., RB, (PSF), 5.00%, 08/15/47	500	503,198
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,008,832
Security	Par (000)	Value
Texas (continued)
State of Texas, GO, VRDN, 2.77%, 09/07/25(a)	$1,000	$ 1,000,000
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 12/01/45	1,500	1,525,411
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	665	709,646
		4,747,087
Virginia — 2.1%
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	1,000	990,037
Total Long-Term Investments — 98.3% (Cost: $47,776,217)		45,665,403

	Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.73%(d)(e)	435,021	435,064
Total Short-Term Securities — 1.0% (Cost: $434,934)		435,064
Total Investments — 99.3% (Cost: $48,211,151)		46,100,467
Other Assets Less Liabilities — 0.7%		346,387
Net Assets — 100.0%		$ 46,446,854

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 639,621	$ —	$ (204,556)(a)	$ 17	$ (18)	$ 435,064	435,021	$ 8,392	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Impact Municipal Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 45,665,403	$ —	$ 45,665,403
Short-Term Securities
Money Market Funds	435,064	—	—	435,064
	$435,064	$45,665,403	$—	$46,100,467

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
VRDN	Variable Rate Demand Note